Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member]		Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2021		$ 15,500	[1]	$ (15,500)	$ 11,765,413	$ 125,640	$ 13,227,823	$ 401,416	$ 25,520,292	$ 509,454	$ 26,029,746
Balance, shares at Sep. 30, 2021	[1]	15,500,000
Cash contribution from shareholders			[1]							583,486	583,486
Net income (loss)			[1]				5,722,076		5,722,076	35,846	5,757,922
Appropriation to statutory reserve			[1]			177,662	(177,662)
Foreign currency translation adjustment			[1]					(2,649,238)	(2,649,238)	(78,210)	(2,727,448)
Balance at Sep. 30, 2022		$ 15,500	[1]	(15,500)	11,765,413	303,302	18,772,237	(2,247,822)	28,593,130	1,050,576	29,643,706
Balance, shares at Sep. 30, 2022	[1]	15,500,000
Cash contribution from shareholders										134,949	134,949
Net income (loss)			[1]				11,858,590		11,858,590	(223,870)	11,634,720
Appropriation to statutory reserve			[1]			1,262,347	(1,262,347)
Foreign currency translation adjustment			[1]					501,013	501,013	(8,366)	492,647
Shareholders capital withdrawal			[1]		(10,147,447)				(10,147,447)		(10,147,447)
Balance at Sep. 30, 2023		$ 15,500	[1]	(15,500)	1,617,966	1,565,649	29,368,480	(1,746,809)	30,805,286	953,289	31,758,575
Balance, shares at Sep. 30, 2023	[1]	15,500,000
Cash contribution from shareholders			[1]							330,926	330,926
Net income (loss)			[1]				8,095,871		8,095,871	(105,655)	7,990,216
Appropriation to statutory reserve			[1]			125,345	(125,345)
Foreign currency translation adjustment			[1]					885,435	885,435	17,794	903,229
Cash withdrawal by a shareholder										(527,433)	(527,433)
Balance at Sep. 30, 2024		$ 15,500	[1]	$ (15,500)	$ 1,617,966	$ 1,690,994	$ 37,339,006	$ (861,374)	$ 39,786,592	$ 668,921	$ 40,455,513
Balance, shares at Sep. 30, 2024	[1]	15,500,000

[1]	Gives retroactive effect to reflect the business reorganization in March 2023.